Document and Entity Information	Nov. 24, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 24, 2021
Entity Registrant Name	Sustainable Development Acquisition I Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40002
Entity Tax Identification Number	85-4353398
Entity Address, Address Line One	113 S. La Brea Avenue.
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90036
City Area Code	323
Local Phone Number	329-8221
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001837248
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	SDACU
Security Exchange Name	NASDAQ
Shares of Class A common stock included as part of the units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	SDAC
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	SDACW
Security Exchange Name	NASDAQ